Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000254671 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(0.42%)	4.45%	4.25%	3.47%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	(0.78%)	1.66%	1.17%	2.10%
Bloomberg Municipal High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal High Yield Bond Index
Average Annual Return, Percent	(0.53%)	4.35%	4.65%	4.11%
High Yield Customized Reference Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Customized Reference Benchmark
Average Annual Return, Percent	(0.72%)	3.43%	3.62%